IFRS 7 Disclosures - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Parenthetical) (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	$ 12,853		$ 6,683
U.S. [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance		$ 6,899		$ 3,982
Canada [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	$ 2,654		$ 1,342
Japan [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance		332		95
Asia [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance		$ 246		$ 181